One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 28, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 1 to File No. 333-182249

Ladies and Gentlemen:

Attached hereto is post-effective amendment 1 to File number 333-182249.

This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to incorporate changes that have been made to withdrawal rates and annual credit rates in the GLWB Plus during the year and increase the fee on the GLWB Plus.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel